UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (101.5%)(a)
	Shares	Value

Aerospace and Defense (0.9%)
BAE Systems PLC (United Kingdom)	793,092	$5,821,709

Airlines (1.6%)
Singapore Airlines, Ltd. (Singapore)	1,100,540	11,013,144

Automotive (3.9%)
Aisin Seiki Co., Ltd. (Japan)	160,400	3,917,405
Bayerische Motoren Werke (BMW) AG (Germany)	121,942	4,757,265
DaimlerChrysler AG (Germany)	150,064	7,585,844
Dongfeng Motor Group Co., Ltd. (China)	7,586,000	2,804,016
Renault SA (France)	51,216	3,310,161
Toyota Industries Corp. (Japan)	142,800	3,610,466
		25,985,157

Banking (17.7%)
Allied Irish Banks PLC (Ireland)	695,882	5,989,835
Alpha Bank AE (Greece)	158,560	3,486,991
Banco Santander Central Hispano SA (Spain)	1,202,725	18,210,210
Barclays PLC (United Kingdom)	1,363,122	8,282,286
BNP Paribas SA (France)	116,716	11,222,689
Commerzbank AG (Germany)	184,458	2,754,999
DBS Group Holdings, Ltd. (Singapore)	670,000	7,924,464
DnB Holdings ASA (Norway)	908,900	7,025,934
HSBC Holdings PLC (United Kingdom)	992,158	16,071,003
KBC Groupe SA (Belgium)	73,029	6,352,115
Lloyds TSB Group PLC (United Kingdom)	901,595	3,751,168
National Bank of Greece SA (Greece)	143,204	5,887,908
Royal Bank of Scotland Group PLC (United Kingdom)	1,840,592	6,098,226
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	65,800	6,640,536
UniCredito Italiano SpA (Italy)	2,417,864	9,259,868
		118,958,232

Basic Materials (1.1%)
Anglo American PLC (United Kingdom)	224,589	7,509,801

Cable Television (0.7%)
Rogers Communications Class B (Canada)	144,800	4,697,835

Chemicals (1.5%)
Akzo Nobel NV (Netherlands)	67,805	3,260,531
BASF SE (Germany)	141,772	6,795,979
		10,056,510

Communications Equipment (1.7%)
Nokia OYJ (Finland)	604,985	11,280,964

Computers (0.5%)
Wincor Nixdorf AG (Germany)	57,612	3,406,125

Conglomerates (1.5%)
Vivendi SA (France)	328,642	10,286,400

Consumer (1.7%)
Matsushita Electric Industrial Co., Ltd. (Japan)	671,000	11,649,097

Consumer Goods (1.5%)
Reckitt Benckiser PLC (United Kingdom)	208,594	10,101,736

Distribution (2.0%)
Marubeni Corp. (Japan)	1,204,000	5,441,077
Mitsubishi Corp. (Japan)	372,500	7,754,186
		13,195,263

Electric Utilities (3.5%)
Enel SpA (Italy)	1,419,831	11,838,394
E.On AG (Germany)	236,353	11,972,238
		23,810,632

Electrical Equipment (1.2%)
Mitsubishi Electric Corp. (Japan)	1,189,000	8,014,415

Electronics (1.6%)
Acer, Inc. (Taiwan)	1,968,270	3,361,994
Celestica, Inc. (Canada) (NON)	556,300	3,482,103
Compal Electronics, Inc. (Taiwan)	5,102,832	3,688,718
		10,532,815

Engineering & Construction (0.5%)
Daito Trust Construction Co., Ltd. (Japan)	91,300	3,414,885

Financial (2.4%)
Guoco Group, Ltd. (Hong Kong)	605,000	5,107,251
ORIX Corp. (Japan)	49,240	6,091,292
Shinhan Financial Group Co., Ltd. (South Korea)	132,160	4,765,566
		15,964,109

Food (4.8%)
Koninklijke Ahold NV (Netherlands)	499,161	5,760,767
Nestle SA (Switzerland)	203,349	8,798,394
Orkla ASA (Norway)	613,050	5,639,038
Toyo Suisan Kaisha, Ltd. (Japan)	469,000	11,893,109
		32,091,308

Health Care Services (0.8%)
Suzuken Co., Ltd. (Japan)	167,200	5,079,102

Insurance (11.9%)
ACE, Ltd. (Switzerland)	237,500	12,855,875
Allianz SE (Germany)	57,538	7,915,030
AXA SA (France)	535,076	17,545,099
Fairfax Financial Holdings, Ltd. (Canada)	31,700	10,163,664
ING Canada, Inc. (Canada)	241,300	8,155,214
ING Groep NV (Netherlands)	335,091	7,290,847
Zurich Financial Services AG (Switzerland)	58,715	16,281,208
		80,206,937

Investment Banking/Brokerage (1.8%)
3i Group PLC (United Kingdom)	441,205	5,570,261
Credit Suisse Group (Switzerland)	130,953	6,237,075
		11,807,336

Manufacturing (2.5%)
Glory, Ltd. (Japan)	573,900	13,113,365
NSK, Ltd. (Japan)	688,000	3,987,448
		17,100,813

Metals (4.1%)
Arcelor Mittal (Paris Exchange) (Luxembourg)	111,870	5,601,269
Barrick Gold Corp. (Toronto Exchange) (Canada)	111,700	4,091,572
BHP Billiton, Ltd. (Australia)	235,252	6,051,831
Salzgitter AG (Germany)	36,458	3,683,700
voestalpine AG (Austria)	73,352	2,294,928
Xstrata PLC (Switzerland)	183,109	5,669,160
		27,392,460

Natural Gas Utilities (1.2%)
Tokyo Gas Co., Ltd. (Japan)	1,962,000	8,115,833

Oil & Gas (9.9%)
BP PLC (United Kingdom)	2,622,697	21,837,692
China Petroleum & Chemical Corp. (China)	5,708,000	4,530,784
Inpex Holdings, Inc. (Japan)	343	2,971,757
Nexen, Inc. (Canada)	199,800	4,638,214
Petroleo Brasileiro SA ADR (Brazil)	78,980	3,471,171
Royal Dutch Shell PLC Class B (Netherlands)	316,076	8,968,673
StatoilHydro ASA (Norway)	331,382	7,906,378
Total SA (France)	200,683	12,109,963
		66,434,632

Pharmaceuticals (5.1%)
Astellas Pharma, Inc. (Japan)	333,800	14,029,796
Ono Pharmaceutical Co., Ltd. (Japan)	191,100	8,848,690
Roche Holding AG (Switzerland)	48,866	7,620,282
UCB SA (Belgium)	105,703	3,758,532
		34,257,300

Railroads (1.3%)
Central Japan Railway Co. (Japan)	921	8,695,211

Real Estate (0.5%)
Great Eagle Holdings, Ltd. (Hong Kong) (R)	1,555,000	3,421,216

Retail (3.1%)
FamilyMart Co., Ltd. (Japan)	124,100	5,248,593
Herbalife, Ltd. (Cayman Islands) (S)	187,200	7,398,144
Onward Kashiyama Co., Ltd. (Japan)	576,000	5,991,651
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	241,218	2,240,793
		20,879,181

Semiconductor (--%)
Greatek Electronics, Inc. (Taiwan)	12,391	9,855

Technology Services (1.7%)

Accenture, Ltd. Class A (Bermuda)	101,600	3,860,800
Seiko Epson Corp. (Japan)	317,900	7,335,360
		11,196,160

Telecommunications (4.5%)
KDDI Corp. (Japan)	1,554	8,706,866
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,424	10,800,453
Vodafone Group PLC (United Kingdom)	4,796,764	10,599,088
		30,106,407

Tobacco (1.1%)
Philip Morris International, Inc.	151,300	7,277,530

Trasportation Services (1.0%)
ComfortDelgro Corp., Ltd. (Singapore)	6,579,000	6,880,229

Trucks & Parts (0.6%)
GKN PLC (United Kingdom)	1,232,442	4,335,300

Total common stocks (cost $835,217,555)		$680,985,639

SHORT-TERM INVESTMENTS (0.9%)(a) (cost $5,910,000)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1,2008 to
November 10, 2008 (d)	$5,916,321	$5,910,000

TOTAL INVESTMENTS

Total investments (cost $841,127,555)(b)		$686,895,639

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $128,884,905) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$34,166,368	$40,514,344	10/15/08	$(6,347,976)
British Pound	7,487,467	7,368,344	12/17/08	119,123
Canadian Dollar	32,928,700	34,303,950	10/15/08	(1,375,250)
Euro	14,884,407	15,176,755	12/17/08	(292,348)
Japanese Yen	8,694,225	8,431,119	11/19/08	263,106
Norwegian Krone	2,364,239	2,393,854	12/17/08	(29,615)
Swedish Krona	16,035,409	16,636,967	12/17/08	(601,558)
Swiss Franc	4,035,239	4,059,572	12/17/08	(24,333)

Total				$(8,288,851)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $86,242,336) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,905,758	$1,953,045	10/15/08	$47,287
British Pound	1,962,824	2,039,187	12/17/08	76,363
Canadian Dollar	5,518,092	5,825,724	10/15/08	307,632
Euro	18,896,236	19,285,337	12/17/08	389,101
Japanese Yen	37,897,032	36,949,294	11/19/08	(947,738)
Norwegian Krone	19,169,703	20,189,749	12/17/08	1,020,046

Total				$892,691

NOTES

(a) Percentages indicated are based on net assets of $670,880,031.

(b) The aggregate identified cost on a tax basis is $851,486,663, resulting in gross unrealized appreciation and depreciation of $24,324,696 and $188,915,720, respectively, or net unrealized depreciation of $164,591,024.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $5,793,000. The fund received cash collateral of $5,910,000 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $13,058 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $33,323,876 and $39,661,606, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $7,396,160 have been designated as collateral for open forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2008 (as a percentage of Portfolio Value):

Australia	0.9%
Belgium	1.5
Bermuda	0.6
Brazil	1.5
Canada	5.2
Cayman Islands	1.1
China	1.1
France	9.7
Germany	7.5
Greece	1.4
Hong Kong	1.3
Ireland	0.9
Italy	3.1
Japan	24.2
Luxembourg	0.8
Netherlands	3.7
Norway	3.0
Singapore	3.8
South Korea	0.7
Spain	2.7
Switzerland	8.4
Taiwan	1.0
United Kingdom	14.7
United States	1.1
Other	1.0
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Market Conditions Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund’s investments in the financial sector , as reflected in the fund’s schedule of investments, exposes investors to the negative (or positive) performance resulting from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$76,732,658	$-

Level 2	$610,162,981	$(7,396,160)

Level 3	$-	$-

Total	$686,895,639	$(7,396,160)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.3%)
Liquidity Services, Inc. (NON)	71,800	$779,030

Aerospace and Defense (1.7%)
Aerovironment, Inc. (NON) (S)	66,430	2,122,439
Teledyne Technologies, Inc. (NON)	46,300	2,646,508
		4,768,947

Banking (0.6%)
Bank of the Ozarks, Inc. (S)	38,800	1,047,600
PremierWest Bancorp	86,068	694,569
		1,742,169

Basic Materials (0.4%)
Ameron International Corp.	15,700	1,124,905

Biotechnology (6.9%)
Alexion Pharmaceuticals, Inc. (NON) (S)	66,700	2,621,310
CryoLife, Inc. (NON)	190,100	2,494,112
Martek Biosciences Corp. (NON) (S)	68,900	2,164,838
Medicines Co. (NON) (S)	130,800	3,037,176
Momenta Pharmaceuticals, Inc. (NON)	157,500	2,064,825
Myriad Genetics, Inc. (NON)	32,500	2,108,600
Nabi Biopharmaceuticals (NON)	316,398	1,474,415
Orexigen Therapeutics, Inc. (NON)	134,054	1,446,443
Viropharma, Inc. (NON) (S)	113,800	1,493,056
		18,904,775

Chemicals (0.4%)
Koppers Holdings, Inc.	27,400	1,025,034

Commercial and Consumer Services (7.5%)
ABM Industries, Inc.	84,000	1,834,560
Arbitron, Inc.	38,300	1,711,627
Exponent, Inc. (NON)	45,700	1,512,213
EZCORP, Inc. Class A (NON)	246,200	4,628,556
Gartner, Inc. (NON)	80,700	1,830,276
Healthcare Services Group, Inc. (S)	139,122	2,544,541
Hill International, Inc. (NON)	181,500	2,513,775
TNS, Inc. (NON)	81,700	1,582,529
Watson Wyatt Worldwide, Inc. Class A	49,200	2,446,716
		20,604,793

Communications Equipment (1.2%)
CommScope, Inc. (NON) (S)	32,400	1,122,336
Comtech Telecommunications Corp. (NON)	42,000	2,068,080
		3,190,416

Computers (4.7%)
American Reprographics Co. (NON)	129,400	2,232,150
ANSYS, Inc. (NON) (S)	40,500	1,533,735
Atheros Communications (NON)	55,600	1,311,048
Compellent Technologies, Inc. (NON)	88,979	1,103,340
Netezza Corp. (NON)	294,900	3,128,889
Synaptics, Inc. (NON) (S)	47,450	1,433,939
TeleCommunication Systems, Inc. Class A (NON)	306,261	2,116,264
		12,859,365

Consumer Goods (0.5%)
Chattem, Inc. (NON) (S)	17,100	1,336,878

Distribution (2.6%)
Beacon Roofing Supply, Inc. (NON) (S)	242,900	3,794,098
Spartan Stores, Inc.	134,739	3,352,306
		7,146,404

Electrical Equipment (0.5%)
GrafTech International, Ltd. (NON)	46,200	698,082
WESCO International, Inc. (NON)	23,700	762,666
		1,460,748

Electronics (8.5%)
Actel Corp. (NON)	115,800	1,445,184
Axsys Technologies, Inc. (NON)	59,300	3,495,142
Badger Meter, Inc. (S)	52,400	2,460,180
Energy Conversion Devices, Inc. (NON)	32,584	1,898,018
EnerSys (NON)	56,000	1,103,760
Itron, Inc. (NON) (S)	33,400	2,956,902
IXYS Corp.	198,822	1,807,292
Littelfuse, Inc. (NON)	48,400	1,438,932
Monolithic Power Systems, Inc. (NON)	77,300	1,342,701
Multi-Fineline Electronix, Inc. (NON) (S)	68,000	1,005,720
Netlogic Microsystems, Inc. (NON) (S)	62,400	1,886,976
Silicon Image, Inc. (NON)	264,900	1,414,566
Silicon Laboratories, Inc. (NON) (S)	32,900	1,010,030

		23,265,403

Energy (Oil Field) (5.0%)
Basic Energy Services, Inc. (NON)	99,300	2,115,090
Bolt Technology Corp. (NON) (S)	139,900	2,024,353
Core Laboratories NV (Netherlands) (S)	24,500	2,482,340
Dril-Quip, Inc. (NON)	31,700	1,375,463
Hercules Offshore, Inc. (NON) (S)	55,700	844,412
NATCO Group, Inc. (NON)	24,800	996,464
Oceaneering International, Inc. (NON)	25,300	1,348,996
T-3 Energy Services, Inc. (NON)	19,000	705,280
Willbros Group, Inc. (Panama) (NON) (S)	67,400	1,786,100
		13,678,498

Energy (Other) (1.2%)
Akeena Solar, Inc. (NON) (S)	279,858	1,060,662
Optisolar, Inc. (Private) (acquired 7/30/08, cost
$1,698,800) (F) (RES) (NON)	274,000	1,698,800
Real Goods Solar, Inc. Class A (NON) (S)	120,811	500,158
		3,259,620

Engineering & Construction (2.4%)
Aecom Technology Corp. (NON)	36,000	879,840
EMCOR Group, Inc. (NON)	165,800	4,363,856
ENGlobal Corp. (NON)	109,600	1,454,392
		6,698,088

Environmental (1.3%)
Clean Harbors, Inc. (NON) (S)	54,700	3,694,985

Food (0.5%)
Cal-Maine Foods, Inc. (S)	52,700	1,446,088

Forest Products and Packaging (1.6%)
Rock-Tenn Co. Class A (S)	56,700	2,266,866
Silgan Holdings, Inc.	43,300	2,212,197
		4,479,063

Health Care Services (5.5%)
Amedisys, Inc. (NON) (S)	53,700	2,613,579
Corvel Corp. (NON)	58,400	1,670,824
Cross Country Healthcare, Inc. (NON)	100,100	1,630,629
HealthExtras, Inc. (NON)	62,100	1,622,052
IPC The Hospitalist Co., Inc. (NON)	60,000	1,542,000
Onyx Pharmaceuticals, Inc. (NON)	30,900	1,117,962
Osiris Therapeutics, Inc. (NON) (S)	52,400	1,010,796
United Therapeutics Corp. (NON)	26,100	2,744,937
US Physical Therapy, Inc. (NON)	60,100	1,043,336
		14,996,115

Investment Banking/Brokerage (2.3%)
Cohen & Steers, Inc. (S)	62,700	1,776,291
FBR Capital Markets Corp. (NON)	282,560	1,830,989
SWS Group, Inc.	140,313	2,828,710
		6,435,990

Machinery (1.0%)
Wabtec Corp.	55,700	2,853,511

Manufacturing (0.9%)
LSB Industries, Inc. (NON)	7,610	105,399
Matthews International Corp. Class A	36,700	1,862,158
Robbins & Myers, Inc.	17,700	547,461
		2,515,018

Medical Technology (8.8%)
Exactech, Inc. (NON)	39,300	874,032
Kensey Nash Corp. (NON)	55,000	1,730,300
Luminex Corp. (NON) (S)	149,767	3,745,673
Masimo Corp. (NON) (S)	77,100	2,868,120
Merit Medical Systems, Inc. (NON)	147,800	2,774,206
Natus Medical, Inc. (NON)	135,100	3,061,366
Volcano Corp. (NON) (S)	203,960	3,526,468
Wright Medical Group, Inc. (NON)	94,800	2,885,712
Zoll Medical Corp. (NON)	78,100	2,555,432
		24,021,309

Oil & Gas (2.6%)
Comstock Resources, Inc. (NON)	31,553	1,579,228
EXCO Resources, Inc. (NON)	90,200	1,472,064
McMoRan Exploration Co. (NON) (S)	46,300	1,094,532
Penn Virginia Corp.	27,000	1,442,880
Rex Energy Corp. (NON)	90,589	1,427,683
		7,016,387

Pharmaceuticals (5.0%)
Matrixx Initiatives, Inc. (NON)	66,965	1,204,700
OSI Pharmaceuticals, Inc. (NON)	49,000	2,415,210
Owens & Minor, Inc.	62,400	3,026,400
PharMerica Corp. (NON)	130,200	2,928,198
Rigel Pharmaceuticals, Inc. (NON)	67,900	1,585,465
Salix Pharmaceuticals, Ltd. (NON)	123,536	791,866

Santarus, Inc. (NON)	888,100	1,802,843
		13,754,682

Publishing (0.6%)
Marvel Entertainment, Inc. (NON)	51,300	1,751,382

Real Estate (0.8%)
Tanger Factory Outlet Centers (R)	47,000	2,058,130

Restaurants (2.5%)
AFC Enterprises (NON)	134,900	979,374
CEC Entertainment, Inc. (NON)	41,700	1,384,440
McCormick & Schmick's Seafood Restaurants, Inc. (NON)	135,600	1,320,744
Morton's Restaurant Group, Inc. (NON)	262,060	1,328,644
Papa John's International, Inc. (NON)	69,400	1,884,904
		6,898,106

Retail (5.7%)
Aeropostale, Inc. (NON) (S)	69,100	2,218,801
Cache, Inc. (NON)	202,700	1,392,549
Citi Trends, Inc. (NON)	40,100	653,229
Foot Locker, Inc.	79,600	1,286,336
Haverty Furniture Cos., Inc.	117,100	1,339,624
Hibbett Sports, Inc. (NON)	82,400	1,649,648
Jo-Ann Stores, Inc. (NON)	81,300	1,705,674
Shoe Carnival, Inc. (NON)	60,000	982,800
Tractor Supply Co. (NON) (S)	55,000	2,312,750
Wolverine World Wide, Inc.	82,400	2,180,304
		15,721,715

Shipping (0.3%)
Kirby Corp. (NON)	19,400	736,036

Software (6.3%)
Blackboard, Inc. (NON) (S)	64,700	2,606,763
Informatica Corp. (NON)	36,903	479,370
Interwoven, Inc. (NON)	144,100	2,034,692
Mantech International Corp. Class A (NON)	36,000	2,134,440
MedAssets, Inc. (NON)	92,900	1,597,880
Parametric Technology Corp. (NON)	78,400	1,442,560
Sybase, Inc. (NON)	92,100	2,820,102
Vocus, Inc. (NON)	52,400	1,779,504
Websense, Inc. (NON)	102,100	2,281,935
		17,177,246

Technology Services (2.6%)
CSG Systems International, Inc. (NON)	84,003	1,472,573
Cybersource Corp. (NON) (S)	83,825	1,350,421
Digital River, Inc. (NON) (S)	22,300	722,520
Factset Research Systems, Inc.	21,200	1,107,700
IHS, Inc. Class A (NON)	29,800	1,419,672
Zix Corp. (NON) (S)	409,000	924,340
		6,997,226

Telecommunications (3.5%)
Centennial Communications Corp. (NON)	135,500	845,520
j2 Global Communications, Inc. (NON) (S)	83,100	1,940,385
NTELOS Holdings Corp.	93,400	2,511,526
OpNext, Inc. (NON)	268,500	1,232,415
Premiere Global Services, Inc. (NON) (S)	214,900	3,021,494
		9,551,340

Textiles (2.7%)
G-III Apparel Group, Ltd. (NON)	182,406	3,412,816
Gymboree Corp. (The) (NON)	49,700	1,764,350
Warnaco Group, Inc. (The) (NON) (S)	52,000	2,355,080
		7,532,246

Transportation (0.4%)
Hornbeck Offshore Services, Inc. (NON)	27,400	1,058,188

Trucks & Parts (0.6%)
Amerigon, Inc. (NON) (S)	144,200	948,836
Titan International, Inc. (S)	37,050	789,906
		1,738,742

Total common stocks (cost $275,701,058)		$274,278,578

SHORT-TERM INVESTMENTS (19.0%)(a) (cost $52,041,648)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$52,097,308	$52,041,648

TOTAL INVESTMENTS

Total investments (cost $327,742,706) (b)		$326,320,226

NOTES

(a) Percentages indicated are based on net assets of $274,613,426.

(b) The aggregate identified cost on a tax basis is $328,783,688, resulting in gross unrealized appreciation and depreciation of $32,500,783 and $34,964,245, respectively, or net unrealized depreciation of $2,463,462.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2008 was $1,698,800 or 0.6% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $50,776,932. Certain of these securities were sold prior to period-end. The fund received cash collateral of $52,041,648 which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $17,133 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,126,710 and $37,547,066, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$272,579,778	$-

Level 2	$52,041,648	$-

Level 3	$1,698,800	$-

Total	$326,320,226	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of September 30, 2008:

	Investment in Securities	Other Financial Instruments*

Balance as of June 30, 2008	$-	$-

Accrued discounts/premiums	$-	$-

Realized Gain / Loss	$-	$-

Change in net unrealized appreciation (depreciation)	$-	$-

Net Purchases / Sales	$1,698,800	$-

Net Transfers in and/or out of Level 3	$-	$-

Balance as of September 30, 2008	$1,698,800	$-

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008